Property, Plant and Equipment, Net - Schedule of Composition of Property, Plant and Equipment (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Composition of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 13,669	$ 13,645
Less - accumulated depreciation		(5,876)	(4,456)
Property and equipment, net		7,793	9,189
Laboratory equipment [Member]
Schedule of Composition of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		2,169	2,150
Computers and Cars [Member]
Schedule of Composition of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		289	284
Office, furniture and equipment [Member]
Schedule of Composition of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		41	41
Leasehold improvements [Member]
Schedule of Composition of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		3,723	3,723
Manufacturing plant [Member]
Schedule of Composition of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	[1]	$ 7,447	$ 7,447

[1]	Validation process of the Manufacturing plant was finalized in April 2024. (Refer to note 2.h)